OTHER INVESTMENTS - Fair value of investments (Details) - At Fair Value [Member] - Rand Refinery Proprietary Limited ("Rand Refinery") [member] - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of fair value measurement of assets [line items]
Beginning balance	R 178.4	R 0.0
Fair value adjustment on equity investments at fair value through other comprehensive income	(59.1)	178.4
Ending balance	R 119.3	R 178.4